Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA AGGRESSIVE GROWTH FUND
Fund Shares (USAUX) and Institutional Shares (UIAGX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Aggressive Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.45%(a)	0.45%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.30%	0.49%
Total Annual Fund Operating Expenses	0.75%	0.94%
Fee Waiver/Reimbursement	N/A	(0.24%)
Total Annual Fund Operating Expenses after Reimbursement	0.75%(b)	0.70%(b)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.75% of the Fund's Shares and 0.70% Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$77	$240	$417	$930
Inst. Shares	$72	$250	$472	$1,109

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA CALIFORNIA BOND FUND
Fund Shares (USCBX) and Adviser Shares (UXABX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA California Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.32%(a)	0.32%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.22%	0.23%
Total Annual Fund Operating Expenses	0.54%(b)(c)	0.80%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.54% of the Fund's Shares and 0.80% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$55	$173	$302	$677
Adviser Shares	$82	$255	$444	$990

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA CAPITAL GROWTH FUND
Fund Shares (USCGX) and Institutional Shares (UICGX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Capital Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.37%	0.44%
Total Annual Fund Operating Expenses	1.12%(b)	1.19%
Fee Waiver/Reimbursement	N/A	(0.09%)
Total Annual Fund Operating Expenses after Reimbursement	1.12%(c)	1.10%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.12% of the Fund Shares and 1.10% Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of:

(a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$114	$356	$617	$1,363
Inst. Shares	$112	$336	$637	$1,427

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.     The Average Annual Total Returns table on page 5 hereby is supplemented with the following benchmark index:

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2017
	Past 1	Past 5	Past 10	Since	Inception
	Year	Years	Years	Inception	Date
MSCI ACWI Index* (reflects
no deduction for fees, expenses,	23.97%	10.82%	4.65%	11.28%	08/7/2015
or taxes)

*The Fund has selected the MSCI ACWI Index as the Fund's principal benchmark index in replacement of the MSCI World Index because it believes the MSCI ACWI Index is more representative of the Fund's investment universe.

USAA CORNERSTONE CONSERVATIVE FUND (USCCX)
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (UCMCX)
USAA CORNERSTONE MODERATE FUND (USBSX)
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (USCRX)
USAA CORNERSTONE AGGRESSIVE FUND (UCAGX)
USAA CORNERSTONE EQUITY FUND (UCEQX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Cornerstone Conservative Fund, USAA Cornerstone Moderately Conservative Fund, USAA Cornerstone Moderate Fund, USAA Cornerstone Moderately Aggressive Fund, USAA Cornerstone Aggressive Fund, and USAA Cornerstone Equity Fund (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Cornerstone Conservative Fund

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	0.71%(a)
Fee Waiver/Reimbursement	(0.02%)
Total Annual Fund Operating Expenses after Reimbursement	0.69%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$70	$223	$391	$879

4.     The first sentence under the section titled "Principal Investment Strategy" on page 2 and the first sentence under "Cornerstone Conservative Fund" under the section titled "More Information on Each Fund's Investment Strategy" on page 51 hereby is deleted in its entirety and replaced with the following:

The Fund's principal investment strategy is to invest its assets in a selection of affiliated mutual funds and ETFs (underlying affiliated funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities.

5.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA Cornerstone Moderately Conservative Fund

7.     The Annual Fund Operating Expenses Table on page 8 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.14%(a)
Fee Waiver/Reimbursement	(0.17%)
Total Annual Fund Operating Expenses after Reimbursement	0.97%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.90% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

8.     The Example Table on pages 8-9 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$99	$328	$594	$1,355

9.     The last paragraph under the section titled "Principal Risks" on page 13 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA Cornerstone Moderate Fund

11.  The Annual Fund Operating Expenses Table on page 17 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.59%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.11%(a)
Fee Waiver/Reimbursement	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement	1.08%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 1.00% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

12.  The Example Table on pages 17-18 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$110	$347	$606	$1,346

13.  The last paragraph under the section titled "Principal Risks" on page 22 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA Cornerstone Moderately Aggressive Fund

15.  The Annual Fund Operating Expenses Table on page 26 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.59%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	1.15%(a)(b)
Fee Waiver/Reimbursement	(0.08%)
Total Annual Fund Operating Expenses after Reimbursement	1.07%(c)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)The expense information in the table has been restated to reflect current fees.

(c)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.98% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

16.  The Example Table on pages 26-27 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$109	$349	$617	$1,383

17.  The last paragraph under the section titled "Principal Risks" on page 31 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA Cornerstone Aggressive Fund

19.  The Annual Fund Operating Expenses Table on page 35 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	1.34%(a)
Fee Waiver/Reimbursement	(0.13%)
Total Annual Fund Operating Expenses after Reimbursement	1.21%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 1.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

20.  The Example Table on pages 35-36 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$123	$398	$709	$1,589

21. The last paragraph under the section titled "Principal Risks" on page 40 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA Cornerstone Equity Fund

23.  The Annual Fund Operating Expenses Table on page 44 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.88%(a)
Fee Waiver/Reimbursement	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement	0.85%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

24.  The Example Table on pages 44-45 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$87	$275	$482	$1,079

25.  The first sentence under the section titled "Principal Investment Strategy" on page 45 and the first sentence under "Cornerstone Equity Fund" under the section titled "More Information on Each Fund's Investment Strategy" on page 53 hereby is deleted in its entirety and replaced with the following:

The Fund invests at least 80% of its assets in a selection of affiliated mutual funds and exchange-traded funds (ETFs) (underlying affiliated funds) consisting of a long-term target asset allocation in equity securities.

26.  The last paragraph under the section titled "Principal Risks" on page 47 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA EMERGING MARKETS FUND
Fund Shares (USEMX), Institutional Shares (UIEMX),
and Adviser Shares (UAEMX),
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Emerging Markets Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	1.00%(a)	1.00%(a)	1.00%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.48%	0.29%	0.58%
Total Annual Fund Operating Expenses	1.48%(b)	1.29%(b)	1.83%(b)
Fee Waiver/Reimbursement	N/A	N/A	(0.08%)
Total Annual Fund Operating Expenses	1.48%(c)	1.29%(c)	1.75%(c)
after Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.48% of the Fund Shares, 1.29% of the Institutional Shares, and 1.75% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$151	$468	$808	$1,768
Inst. Shares	$131	$409	$708	$1,556
Adviser Shares	$178	$560	$975	$2,134

4.     The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA GLOBAL EQUITY INCOME FUND
Fund Shares (UGEIX) and Institutional Shares (UIGEX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Global Equity Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.50%(a)	0.50%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.61%	0.73%
Total Annual Fund Operating Expenses	1.11%(b)	1.23%(b)
Fee Waiver/Reimbursement	(0.11%)	(0.33%)
Total Annual Fund Operating Expenses after Reimbursement	1.00%(c)	0.90%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.00% of the Fund Shares and 0.90% of the Institutional Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$102	$330	$590	$1,331
Inst. Shares	$92	$323	$610	$1,429

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA GLOBAL MANAGED VOLATILITY FUND
Fund Shares (UGMVX) and Institutional Shares (UGOFX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Global Managed Volatility Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Fund	Inst.
	Shares	Shares
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.58%	0.14%
Acquired Fund Fees and Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	1.35%(a)	0.91%(a)
Fee Waiver/Reimbursement	(0.28%)	(0.04%)
Total Annual Fund Operating Expenses after Reimbursement	1.07%(b)	0.87%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.90% of the Fund's Shares and 0.70% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's managing fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$109	$400	$713	$1,600
Inst. Shares	$89	$286	$500	$1,116

4. The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA GOVERNMENT SECURITIES FUND
Fund Shares (USGNX), Institutional Shares (UIGSX),
Adviser Shares (UAGNX), and R6 Shares (URGSX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Government Securities Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.13%(a)	0.13%(a)	0.13%(a)	0.13%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.35%	0.26%	0.53%	0.51%
Total Annual Fund Operating Expenses	0.48%	0.39%	0.91%(b)	0.64%
Fee Waiver/Reimbursement	N/A	N/A	(0.16%)	(0.29%)
Total Annual Fund Operating Expenses
after Reimbursement	0.48%(c)	0.39%(c)	0.75%(c)	0.35%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares, 0.39% of the Institutional Shares, 0.75% of the Adviser Shares, and 0.35% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table found on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$49	$154	$269	$604
Inst. Shares	$40	$125	$219	$493
Adviser Shares	$77	$257	$472	$1,089
R6 Shares	$36	$145	$298	$742

4.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA GROWTH & INCOME FUND
Fund Shares (USGRX), Institutional Shares (UISGIX),
and Adviser Shares (USGIX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Growth & Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.60%(a)	0.60%(a)	0.60%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.28%	0.24%	0.35%
Total Annual Fund Operating Expenses	0.88%	0.84%	1.20%
Fee Waiver/Reimbursement	N/A	N/A	(0.05%)
Total Annual Fund Operating Expenses after	0.88%(b)	0.84%(b)	1.15%(b)
Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.88% of the Fund Shares, 0.84% of the Institutional Shares, and 1.15% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$90	$281	$488	$1,084
Inst. Shares	$86	$268	$466	$1,037
Adviser Shares	$117	$371	$650	$1,445

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA GROWTH AND TAX STRATEGY FUND (USBLX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Growth and Tax Strategy Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%(a)
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.61%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.61% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$61	$195	$340	$762

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA GROWTH FUND
Fund Shares (USAAX) and Institutional Shares (UIGRX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table found on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.65%(a)	0.65%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.27%	0.23%
Total Annual Fund Operating Expenses	0.92%(b)(c)	0.88%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.92% of the Fund's Shares and 0.88% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$94	$293	$509	$1,131
Inst. Shares	$90	$281	$488	$1,084

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA HIGH INCOME FUND
Fund Shares (USHYX), Institutional Shares (UIHIX),
Adviser Shares (UHYOX), and R6 Shares (URHIX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA High Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Shareholder Fees Table on page 1 hereby is deleted in its entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)
Fund	Inst.	Adviser	R6
Shares	Shares	Shares	Shares
None	None	None	None

3.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.50%(a)	0.50%(a)	0.50%(a)	0.50%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.33%	0.23%	0.42%	0.42%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.00%
Total Annual Fund Operating Expenses	0.85%(b)(c)	0.75%(b)(c)	1.19%(b)(c)	0.92%(b)(c)
Fee Waiver/Reimbursement	N/A	N/A	(0.17%)	(0.27%)
Total Annual Fund Operating Expenses
after Reimbursement	0.85%(d)	0.75%(d)	1.02%(d)	0.65%(d)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(d)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.85% of the Fund Shares, 0.75% of the Institutional Shares, 1.02% of the Adviser Shares, and 0.65% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

4.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$87	$271	$471	$1,049
Inst. Shares	$77	$240	$417	$930
Adviser Shares	$104	$343	$621	$1,412
R6 Shares	$66	$238	$455	$1,080

5.     The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA INCOME STOCK FUND
Fund Shares (USISX), Institutional Shares (UIISX),
and R6 Shares (URISX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Income Stock Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.    The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	R6
	Shares	Shares	Shares
Management Fee	0.50%(a)	0.50%(a)	0.50%(a)
Distribution and/or Service (12b-1) Fee	None	None	None
Other Expenses	0.26%	0.22%	0.40%
Total Annual Fund Operating Expenses	0.76%	0.72%	0.90%
Fee Waiver/Reimbursement	N/A	N/A	(0.25%)
Total Annual Fund Operating Expenses after Reimbursement	0.76%(b)	0.72%(b)	0.65%(b)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.76% of the Fund Shares, 0.72% of the Institutional Shares, and 0.65% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$78	$243	$422	$942
Inst. Shares	$74	$230	$401	$894
R6 Shares	$66	$236	$448	$1,061

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA INCOME FUND
Fund Shares (USAIX), Institutional Shares (UIINX),
Adviser Shares (UINCX), and R6 Shares (URIFX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.24%(a)	0.24%(a)	0.24%(a)	0.24%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.28%	0.22%	0.28%	0.34%
Total Annual Fund Operating Expenses	0.52%(b)	0.46%(b)	0.77%(b)	0.58%(b)
Fee Waiver/Reimbursement	N/A	N/A	N/A	(0.19%)
Total Annual Fund Operating Expenses
after Reimbursement	0.52%(c)	0.46%(c)	0.77%(c)	0.39%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.52% of the Fund Shares, 0.46% of the Institutional Shares, 0.77% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table found on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$53	$167	$291	$653
Inst. Shares	$47	$148	$258	$579
Adviser Shares	$79	$246	$428	$954
R6 Shares	$40	$147	$285	$688

4.     The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA INTERMEDIATE-TERM BOND FUND
Fund Shares (USIBX), Institutional Shares (UIITX),
Adviser Shares (UITBX), and R6 Shares (URIBX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Intermediate-Term Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.30%(a)	0.30%(a)	0.30%(a)	0.30%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.29%	0.22%	0.32%	0.49%
Total Annual Fund Operating Expenses	0.59%(b)	0.52%(b)	0.87%(b)	0.79%(b)
Fee Waiver/Reimbursement	N/A	N/A	N/A	(0.40%)
Total Annual Fund Operating Expenses
after Reimbursement	0.59%(c)	0.52%(c)	0.87%(c)	0.39%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.59% of the Fund Shares, 0.52% of the Institutional Shares, 0.87% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$60	$189	$329	$738
Inst. Shares	$53	$167	$291	$653
Adviser Shares	$89	$278	$482	$1,073
R6 Shares	$40	$170	$358	$901

4.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA INTERNATIONAL FUND
Fund Shares (USIFX), Institutional Shares (UIIFX),
Adviser Shares (UAIFX), and R6 Shares (URITX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA International Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.31%	0.24%	0.42%	0.60%
Total Annual Fund Operating Expenses	1.06%(b)	0.99%(b)	1.42%(b)	1.35%(b)
Fee Waiver/Reimbursement	N/A	N/A	(0.07%)	(0.50%)
Total Annual Fund Operating Expenses	1.06%(c)	0.99%(c)	1.35%(c)	0.85%(c)
after Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.06% of the Fund Shares, 0.99% of the Institutional Shares, 1.35% of the Adviser Shares, and 0.85% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$108	$337	$585	$1,294
Inst. Shares	$101	$315	$547	$1,213
Adviser Shares	$137	$435	$763	$1,690
R6 Shares	$87	$326	$641	$1,534

4.     The fifth and sixth sentences of the second paragraph under the section titled "Principal Risks" on page 3 hereby are deleted in their entirety and replaced with the following:

In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

5.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA MANAGED ALLOCATION FUND (UMAFX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Managed Allocation Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%(a)
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.75%(b)(c)

(a)The expense information in the table has been restated to reflect current fees.

(b)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(c)Victory Capital Management Inc. (the "Adviser") has contractually agreed to reduce its management fee to 0.44 bps through June 30, 2021. In addition, the Adviser has agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.74% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the decrease in management fee and expense limitation agreement for the Fund are not continued beyond their expiration date.

1 Year	3 Year	5 Years	10 Years
$77	$240	$417	$930

4.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA MONEY MARKET FUND (USAXX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Money Market Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.24%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.62%(a)

(a)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.62% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$63	$199	$346	$774

4.     The fourth sentence in the fourth paragraph under the section titled "Principal Risks" on page 2 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA NEW YORK BOND FUND
Fund Shares (USNYX) and Adviser Shares (UNYBX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA New York Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.37%(a)	0.37%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	0.65%(b)(c)	0.90%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.65% of the Fund Shares and 0.90% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$66	$208	$362	$810
Adviser Shares	$92	$287	$498	$1,108

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA PRECIOUS METALS AND MINERALS FUND
Fund Shares (USAGX), Institutional Shares (UIPMX),
and Adviser Shares (UPMMX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Precious Metals and Minerals Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.52%	0.41%	0.34%
Total Annual Fund Operating Expenses	1.27%(b)	1.16%	1.34%(b)
Fee Waiver/Reimbursement	N/A	(0.16%)	N/A
Total Annual Fund Operating Expenses after	1.27%(c)	1.00%(c)	1.34%(c)
Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.27% of the Fund Shares, 1.00% of the Institutional Shares, and 1.34% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$129	$403	$697	$1,534
Inst. Shares	$102	$336	$607	$1,380
Adviser Shares	$136	$425	$734	$1,613

4.     The fifth sentence of the second paragraph under the section titled "Principal Risks" on page 3 hereby are deleted in their entirety and replaced with the following:

In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

5.     The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA SCIENCE & TECHNOLOGY FUND
Fund Shares (USSCX) and Adviser Shares (USTCX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Science & Technology Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.31%	0.34%
Total Annual Fund Operating Expenses	1.06%(b)(c)	1.34%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.06% of the Fund Shares and 1.34% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$108	$337	$585	$1,294
Adviser Shares	$136	$425	$734	$1,613

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA SHORT-TERM BOND FUND
Fund Shares (USSBX), Institutional Shares (UISBX),
Adviser Shares (UASBX), and R6 Shares (URSBX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Short-Term Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.20%(a)	0.20%(a)	0.20%(a)	0.20%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.33%	0.23%	0.28%	0.44%
Total Annual Fund Operating Expenses	0.53%(b)	0.43%(b)	0.73%(b)	0.64%(b)
Fee Waiver/Reimbursement	N/A	N/A	N/A	(0.25%)
Total Annual Fund Operating Expenses	0.53%(c)	0.43%(c)	0.73%(c)	0.39%(c)
after Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.53% of the Fund Shares, 0.43% of the Institutional Shares, 0.73% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$54	$170	$296	$665
Inst. Shares	$44	$138	$241	$542
Adviser Shares	$75	$233	$406	$906
R6 Shares	$40	$153	$306	$750

4.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA SMALL CAP STOCK FUND
Fund Shares (USCAX) and Institutional Shares (UISCX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Small Cap Stock Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.35%	0.23%
Total Annual Fund Operating Expenses after Reimbursement	1.10%(b)(c)	0.98%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.10% of the Fund Shares and 0.98% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$112	$350	$606	$1,340
Inst. Shares	$100	$312	$542	$1,201

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA TARGET MANAGED ALLOCATION FUND (UTMAX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Managed Allocation Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby amended as follows:

Is All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

1.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.65% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

2.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$86	$268	$466	$1,037

3.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA TARGET RETIREMENT INCOME FUND (URINX)
USAA TARGET RETIREMENT 2020 FUND (URTNX)
USAA TARGET RETIREMENT 2030 FUND (URTRX)
USAA TARGET RETIREMENT 2040 FUND (URFRX)
USAA TARGET RETIREMENT 2050 FUND (URFFX)
USAA TARGET RETIREMENT 2060 FUND (URSIX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, and USAA Target Retirement 2050 Fund, and a special shareholder meeting held on May 8, 2019, shareholders of the USAA Target Retirement 2060 Fund, (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Target Retirement Income Fund

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.65%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.07% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$66	$208	$362	$810

4. The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA Target Retirement 2020 Fund

6.     The Annual Fund Operating Expenses Table on page 9 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	0.69%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.04% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

7.     The Example Table on page 9 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$70	$221	$384	$859

8. The last paragraph under the section titled "Principal Risks" on page 13 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA Target Retirement 2030 Fund

10.  The Annual Fund Operating Expenses Table on page 17 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	0.75%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.03% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

11.  The Example Table on page 17 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$77	$240	$417	$930

12.  The last paragraph under the section titled "Principal Risks" on page 21 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA Target Retirement 2040 Fund

14.  The Annual Fund Operating Expenses Table on page 25 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	0.79%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.02% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

15.  The Example Table on page 25 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$81	$252	$439	$978

16. The last paragraph under the section titled "Principal Risks" on page 29 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA Target Retirement 2050 Fund

18.  The Annual Fund Operating Expenses Table on page 33 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	0.83%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.04% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

19.  The Example Table on page 33 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$85	$265	$460	$1,025

20.  The last paragraph under the section titled "Principal Risks" on page 37 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA Target Retirement 2060 Fund

22.  The Annual Fund Operating Expenses Table on page 41 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses	1.01%(a)
Fee Waiver/Reimbursement	(0.13%)
Total Annual Fund Operating Expenses after Reimbursement	0.88%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

23.  The Example Table on pages 41-42 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$90	$295	$532	$1,224

24. The last paragraph under the section titled "Principal Risks" on page 45 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA TAX EXEMPT LONG-TERM FUND
Fund Shares (USTEX) and Adviser Shares (UTELX)
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
Fund Shares (USATX) and Adviser Shares (UTEIX)
USAA TAX EXEMPT SHORT-TERM FUND
Fund Shares (USSTX)and Adviser Shares (UTESX)
USAA TAX EXEMPT MONEY MARKET FUND (USEXX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Tax Exempt Long-Term Fund, USAA Tax Exempt Intermediate-Term Fund, USAA Tax Exempt Short-Term Fund, and USAA Tax Exempt Money Market Fund (the "Funds") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Funds are a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Funds' investment adviser and will begin managing the Funds. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Funds' respective investment objective or principal investment strategy. However, as a result of the new advisory agreement, the Funds' prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Tax Exempt Long-Term Fund

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.28%(a)	0.28%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.20%	0.46%
Total Annual Fund Operating Expenses	0.48%	0.99%
Fee Waiver/Reimbursement	N/A	(0.29%)
Total Annual Fund Operating Expenses after Reimbursement	0.48%(b)(c)	0.70%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares and 0.70% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$49	$154	$269	$604
Adviser Shares	$72	$256	$489	$1,159

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA Tax Exempt Intermediate-Term Fund

6.     The Annual Fund Operating Expenses Table on page 8 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.28%(a)	0.28%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.20%	0.31%
Total Annual Fund Operating Expenses	0.48%	0.84%
Fee Waiver/Reimbursement	N/A	(0.09%)
Total Annual Fund Operating Expenses after Reimbursement	0.48%(b)(c)	0.75%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares and 0.75% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

7.     The Example Table on page 9 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$49	$154	$269	$604
Adviser Shares	$77	$250	$448	$1,020

8. The last paragraph under the section titled "Principal Risks" on page 11 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA Tax Exempt Short-Term Fund

10.   The Annual Fund Operating Expenses Table on page 15 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.28%(a)	0.28%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.23%	0.39%
Total Annual Fund Operating Expenses	0.51%	0.92%
Fee Waiver/Reimbursement	N/A	(0.17%)
Total Annual Fund Operating Expenses after Reimbursement	0.51%(b)(c)	0.75%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.51% of the Fund Shares and 0.75% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

11.   The Example Table on page 16 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$52	$164	$285	$640
Inst. Shares	$77	$258	$475	$1,099

12.   The last paragraph under the section titled "Principal Risks" on page 18 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA Tax Exempt Money Market Fund

15.   The following footnote (a) has been added to the Total Annual Fund Operating Expenses line in the Average Annual Total Returns table on page 23.

(a)     Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.56% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The Total Annual Fund Operating Expenses after Reimbursement shown above may differ from the stated expense limitation amount. This agreement may only be terminated by the Fund's Board of Trustees.

16.   The fourth sentence in the first paragraph under the section titled "Principal Risks" on page 24 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA TREASURY MONEY MARKET TRUST (UATXX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on May 8, 2019, shareholders of the USAA Treasury Money Market Trust (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.13%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.35%(a)

(a)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.35% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$36	$113	$197	$443

4.     The third sentence in the first paragraph under the section titled "Principal Risks" on page 2 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

USAA ULTRA SHORT-TERM BOND FUND
Fund Shares (UUSTX), Institutional Shares (UUSIX),
and R6 Shares (URUSX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Ultra Short-Term Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	R6
	Shares	Shares	Shares
Management Fee	0.24%(a)	0.24%(a)	0.24%(a)
Distribution and/or Service (12b-1) Fee	None	None	None
Other Expenses	0.36%	0.55%	0.45%
Total Annual Fund Operating Expenses	0.60%	0.79%(b)	0.69%
Fee Waiver/Reimbursement	N/A	(0.24%)	(0.30%)
Total Annual Fund Operating Expenses
after Reimbursement	0.60%(c)	0.55%(c)	0.39%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.60% of the Fund Shares, 0.55% of the Institutional Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$61	$192	$335	$750
Inst. Shares	$56	$203	$390	$932
R6 Shares	$40	$159	$323	$800

4.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA VALUE FUND
Fund Shares (UVALX), Institutional Shares (UIVAX),
and Adviser Shares (UAVAX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Value Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.65%(a)	0.65%(a)	0.65%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.31%	0.23%	0.37%
Total Annual Fund Operating Expenses	0.96%(b)	0.88%(b)	1.27%(b)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.96% of the Fund Shares, 0.88% of the Institutional Shares, and 1.27% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$98	$306	$531	$1,178
Inst. Shares	$90	$281	$488	$1,084
Adviser Shares	$129	$403	$697	$1,534

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA VIRGINIA BOND FUND
Fund Shares (USVAX) and Adviser Shares (UVABX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Virginia Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.32%(a)	0.32%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.22%	0.25%
Total Annual Fund Operating Expenses	0.54%(b)	0.82%(b)
Fee Waiver/Reimbursement	N/A	(0.02%)
Total Annual Fund Operating Expenses after Reimbursement	0.54%(c)	0.80%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.54% of the Fund Shares and 0.80% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$55	$173	$302	$677
Adviser Shares	$82	$258	$451	$1,010

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

USAA WORLD GROWTH FUND
Fund Shares (USAWX), Institutional Shares (UIWGX),
and Adviser Shares (USWGX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA World Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.34%	0.35%	0.43%
Total Annual Fund Operating Expenses	1.09%(b)	1.10%	1.43%
Fee Waiver/Reimbursement	N/A	(0.10%)	(0.08%)
Total Annual Fund Operating Expenses after	1.09%(c)	1.00%(c)	1.35%(c)
Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.09% of the Fund Shares, 1.00% of the Institutional Shares, and 1.35% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$111	$347	$601	$1,329
Inst. Shares	$102	$329	$586	$1,322
Adviser Shares	$137	$436	$766	$1,699

4.     The fifth and sixth sentences of the second paragraph under the section titled "Principal Risks" on page 3 hereby are deleted in their entirety and replaced with the following:

In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

5.     The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA AGGRESSIVE GROWTH FUND
Fund Shares (USAUX) and Institutional Shares (UIAGX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Aggressive Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.45%(a)	0.45%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.30%	0.49%
Total Annual Fund Operating Expenses	0.75%	0.94%
Fee Waiver/Reimbursement	N/A	(0.24%)
Total Annual Fund Operating Expenses after Reimbursement	0.75%(b)	0.70%(b)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.75% of the Fund's Shares and 0.70% Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$77	$240	$417	$930
Inst. Shares	$72	$250	$472	$1,109

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Aggressive Growth Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Year	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930
Aggressive Growth Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Year	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	472
10 Years	rr_ExpenseExampleYear10	$ 1,109
California Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA CALIFORNIA BOND FUND
Fund Shares (USCBX) and Adviser Shares (UXABX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA California Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.32%(a)	0.32%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.22%	0.23%
Total Annual Fund Operating Expenses	0.54%(b)(c)	0.80%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.54% of the Fund's Shares and 0.80% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$55	$173	$302	$677
Adviser Shares	$82	$255	$444	$990

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
California Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 55
3 Year	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	$ 677
California Bond Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Year	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	$ 990
Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA CAPITAL GROWTH FUND
Fund Shares (USCGX) and Institutional Shares (UICGX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Capital Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.37%	0.44%
Total Annual Fund Operating Expenses	1.12%(b)	1.19%
Fee Waiver/Reimbursement	N/A	(0.09%)
Total Annual Fund Operating Expenses after Reimbursement	1.12%(c)	1.10%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.12% of the Fund Shares and 1.10% Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$114	$356	$617	$1,363
Inst. Shares	$112	$336	$637	$1,427

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5.     The Average Annual Total Returns table on page 5 hereby is supplemented with the following benchmark index:

AVERAGE ANNUAL TOTAL RETURNS
For Periods Ended December 31, 2017
	Past 1	Past 5	Past 10	Since	Inception
	Year	Years	Years	Inception	Date
MSCI ACWI Index* (reflects
no deduction for fees, expenses,	23.97%	10.82%	4.65%	11.28%	08/7/2015
or taxes)

		*The Fund has selected the MSCI ACWI Index as the Fund's principal benchmark index in replacement of the MSCI World Index because it believes the MSCI ACWI Index is more representative of the Fund's investment universe.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has selected the MSCI ACWI Index as the Fund's principal benchmark index in replacement of the MSCI World Index because it believes the MSCI ACWI Index is more representative of the Fund's investment universe.
Capital Growth Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.12%	[5]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 114
3 Year	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	$ 1,363
Capital Growth Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.10%	[5]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Year	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	637
10 Years	rr_ExpenseExampleYear10	$ 1,427
Capital Growth Fund | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	23.97%	[6]
Past 5 Years	rr_AverageAnnualReturnYear05	10.82%	[6]
Past 10 Years	rr_AverageAnnualReturnYear10	4.65%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	11.28%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 2015	[6]
Cornerstone Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA CORNERSTONE CONSERVATIVE FUND (USCCX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Cornerstone Conservative Fund, USAA Cornerstone Moderately Conservative Fund, USAA Cornerstone Moderate Fund, USAA Cornerstone Moderately Aggressive Fund, USAA Cornerstone Aggressive Fund, and USAA Cornerstone Equity Fund (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Cornerstone Conservative Fund

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.59%
Total Annual Fund Operating Expenses	0.71%(a)
Fee Waiver/Reimbursement	(0.02%)
Total Annual Fund Operating Expenses after Reimbursement	0.69%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$70	$223	$391	$879

4.     The first sentence under the section titled "Principal Investment Strategy" on page 2 and the first sentence under "Cornerstone Conservative Fund" under the section titled "More Information on Each Fund's Investment Strategy" on page 51 hereby is deleted in its entirety and replaced with the following:

The Fund's principal investment strategy is to invest its assets in a selection of affiliated mutual funds and ETFs (underlying affiliated funds) consisting of a target asset class allocation of approximately 20% equity securities and 80% fixed-income securities.

5.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Cornerstone Conservative Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.69%	[8]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Year	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	391
10 Years	rr_ExpenseExampleYear10	$ 879
Cornerstone Moderately Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND (UCMCX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Cornerstone Conservative Fund, USAA Cornerstone Moderately Conservative Fund, USAA Cornerstone Moderate Fund, USAA Cornerstone Moderately Aggressive Fund, USAA Cornerstone Aggressive Fund, and USAA Cornerstone Equity Fund (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Cornerstone Moderately Conservative Fund

7.     The Annual Fund Operating Expenses Table on page 8 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.14%(a)
Fee Waiver/Reimbursement	(0.17%)
Total Annual Fund Operating Expenses after Reimbursement	0.97%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.90% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

8.     The Example Table on pages 8-9 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$99	$328	$594	$1,355

9.     The last paragraph under the section titled "Principal Risks" on page 13 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Cornerstone Moderately Conservative Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.97%	[9]
1 Year	rr_ExpenseExampleYear01	$ 99
3 Year	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	594
10 Years	rr_ExpenseExampleYear10	$ 1,355
Cornerstone Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA CORNERSTONE MODERATE FUND (USBSX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Cornerstone Conservative Fund, USAA Cornerstone Moderately Conservative Fund, USAA Cornerstone Moderate Fund, USAA Cornerstone Moderately Aggressive Fund, USAA Cornerstone Aggressive Fund, and USAA Cornerstone Equity Fund (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.  All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Cornerstone Moderate Fund

11.  The Annual Fund Operating Expenses Table on page 17 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.59%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.11%(a)
Fee Waiver/Reimbursement	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement	1.08%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 1.00% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

12.  The Example Table on pages 17-18 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$110	$347	$606	$1,346

13.  The last paragraph under the section titled "Principal Risks" on page 22 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Cornerstone Moderate Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.08%	[10]
1 Year	rr_ExpenseExampleYear01	$ 110
3 Year	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	$ 1,346
Cornerstone Moderately Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND (USCRX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Cornerstone Conservative Fund, USAA Cornerstone Moderately Conservative Fund, USAA Cornerstone Moderate Fund, USAA Cornerstone Moderately Aggressive Fund, USAA Cornerstone Aggressive Fund, and USAA Cornerstone Equity Fund (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Cornerstone Moderately Aggressive Fund

15.  The Annual Fund Operating Expenses Table on page 26 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.59%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses	1.15%(a)(b)
Fee Waiver/Reimbursement	(0.08%)
Total Annual Fund Operating Expenses after Reimbursement	1.07%(c)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)The expense information in the table has been restated to reflect current fees.

(c)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.98% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

16.  The Example Table on pages 26-27 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$109	$349	$617	$1,383

17.  The last paragraph under the section titled "Principal Risks" on page 31 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Cornerstone Moderately Aggressive Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[4],[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.07%	[11]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Year	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	$ 1,383
Cornerstone Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA CORNERSTONE AGGRESSIVE FUND (UCAGX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Cornerstone Conservative Fund, USAA Cornerstone Moderately Conservative Fund, USAA Cornerstone Moderate Fund, USAA Cornerstone Moderately Aggressive Fund, USAA Cornerstone Aggressive Fund, and USAA Cornerstone Equity Fund (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Cornerstone Aggressive Fund

19.  The Annual Fund Operating Expenses Table on page 35 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	1.34%(a)
Fee Waiver/Reimbursement	(0.13%)
Total Annual Fund Operating Expenses after Reimbursement	1.21%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 1.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

20.  The Example Table on pages 35-36 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$123	$398	$709	$1,589

21. The last paragraph under the section titled "Principal Risks" on page 40 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Cornerstone Aggressive Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.21%	[12]
1 Year	rr_ExpenseExampleYear01	$ 123
3 Year	rr_ExpenseExampleYear03	398
5 Years	rr_ExpenseExampleYear05	709
10 Years	rr_ExpenseExampleYear10	$ 1,589
Cornerstone Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA CORNERSTONE EQUITY FUND (UCEQX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Cornerstone Conservative Fund, USAA Cornerstone Moderately Conservative Fund, USAA Cornerstone Moderate Fund, USAA Cornerstone Moderately Aggressive Fund, USAA Cornerstone Aggressive Fund, and USAA Cornerstone Equity Fund (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Cornerstone Equity Fund

23.  The Annual Fund Operating Expenses Table on page 44 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	0.88%(a)
Fee Waiver/Reimbursement	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement	0.85%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

24.  The Example Table on pages 44-45 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$87	$275	$482	$1,079

25.  The first sentence under the section titled "Principal Investment Strategy" on page 45 and the first sentence under "Cornerstone Equity Fund" under the section titled "More Information on Each Fund's Investment Strategy" on page 53 hereby is deleted in its entirety and replaced with the following:

The Fund invests at least 80% of its assets in a selection of affiliated mutual funds and exchange-traded funds (ETFs) (underlying affiliated funds) consisting of a long-term target asset allocation in equity securities.

26.  The last paragraph under the section titled "Principal Risks" on page 47 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Cornerstone Equity Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.85%	[8]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Year	rr_ExpenseExampleYear03	275
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	$ 1,079
Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA EMERGING MARKETS FUND
Fund Shares (USEMX), Institutional Shares (UIEMX),
and Adviser Shares (UAEMX),
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Emerging Markets Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	1.00%(a)	1.00%(a)	1.00%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.48%	0.29%	0.58%
Total Annual Fund Operating Expenses	1.48%(b)	1.29%(b)	1.83%(b)
Fee Waiver/Reimbursement	N/A	N/A	(0.08%)
Total Annual Fund Operating Expenses	1.48%(c)	1.29%(c)	1.75%(c)
after Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.48% of the Fund Shares, 1.29% of the Institutional Shares, and 1.75% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on pages 1-2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$151	$468	$808	$1,768
Inst. Shares	$131	$409	$708	$1,556
Adviser Shares	$178	$560	$975	$2,134

4.     The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Emerging Markets Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.48%	[13]
1 Year	rr_ExpenseExampleYear01	$ 151
3 Year	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	$ 1,768
Emerging Markets Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.29%	[13]
1 Year	rr_ExpenseExampleYear01	$ 131
3 Year	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	$ 1,556
Emerging Markets Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.75%	[13]
1 Year	rr_ExpenseExampleYear01	$ 178
3 Year	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	$ 2,134
Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA GLOBAL EQUITY INCOME FUND
Fund Shares (UGEIX) and Institutional Shares (UIGEX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Global Equity Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.50%(a)	0.50%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.61%	0.73%
Total Annual Fund Operating Expenses	1.11%(b)	1.23%(b)
Fee Waiver/Reimbursement	(0.11%)	(0.33%)
Total Annual Fund Operating Expenses after Reimbursement	1.00%(c)	0.90%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.00% of the Fund Shares and 0.90% of the Institutional Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$102	$330	$590	$1,331
Inst. Shares	$92	$323	$610	$1,429

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Global Equity Income Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.00%	[14]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Year	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	$ 1,331
Global Equity Income Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.90%	[14]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Year	rr_ExpenseExampleYear03	323
5 Years	rr_ExpenseExampleYear05	610
10 Years	rr_ExpenseExampleYear10	$ 1,429
Global Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA GLOBAL MANAGED VOLATILITY FUND
Fund Shares (UGMVX) and Institutional Shares (UGOFX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Global Managed Volatility Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.58%	0.14%
Acquired Fund Fees and Expenses	0.17%	0.17%
Total Annual Fund Operating Expenses	1.35%(a)	0.91%(a)
Fee Waiver/Reimbursement	(0.28%)	(0.04%)
Total Annual Fund Operating Expenses after Reimbursement	1.07%(b)	0.87%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.90% of the Fund's Shares and 0.70% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's managing fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$109	$400	$713	$1,600
Inst. Shares	$89	$286	$500	$1,116

4. The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Global Managed Volatility Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.07%	[15]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Year	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	$ 1,600
Global Managed Volatility Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.87%	[15]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Year	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	500
10 Years	rr_ExpenseExampleYear10	$ 1,116
Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA GOVERNMENT SECURITIES FUND
Fund Shares (USGNX), Institutional Shares (UIGSX),
Adviser Shares (UAGNX), and R6 Shares (URGSX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Government Securities Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.13%(a)	0.13%(a)	0.13%(a)	0.13%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.35%	0.26%	0.53%	0.51%
Total Annual Fund Operating Expenses	0.48%	0.39%	0.91%(b)	0.64%
Fee Waiver/Reimbursement	N/A	N/A	(0.16%)	(0.29%)
Total Annual Fund Operating Expenses
after Reimbursement	0.48%(c)	0.39%(c)	0.75%(c)	0.35%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares, 0.39% of the Institutional Shares, 0.75% of the Adviser Shares, and 0.35% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table found on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$49	$154	$269	$604
Inst. Shares	$40	$125	$219	$493
Adviser Shares	$77	$257	$472	$1,089
R6 Shares	$36	$145	$298	$742

4.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Government Securities Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.48%	[16]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Year	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	$ 604
Government Securities Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.39%	[16]
1 Year	rr_ExpenseExampleYear01	$ 40
3 Year	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	$ 493
Government Securities Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.75%	[16]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 77
3 Year	rr_ExpenseExampleYear03	257
5 Years	rr_ExpenseExampleYear05	472
10 Years	rr_ExpenseExampleYear10	$ 1,089
Government Securities Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.35%	[16]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Year	rr_ExpenseExampleYear03	145
5 Years	rr_ExpenseExampleYear05	298
10 Years	rr_ExpenseExampleYear10	$ 742
Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA GROWTH & INCOME FUND
Fund Shares (USGRX), Institutional Shares (UISGIX),
and Adviser Shares (USGIX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Growth & Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.60%(a)	0.60%(a)	0.60%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.28%	0.24%	0.35%
Total Annual Fund Operating Expenses	0.88%	0.84%	1.20%
Fee Waiver/Reimbursement	N/A	N/A	(0.05%)
Total Annual Fund Operating Expenses after	0.88%(b)	0.84%(b)	1.15%(b)
Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.88% of the Fund Shares, 0.84% of the Institutional Shares, and 1.15% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$90	$281	$488	$1,084
Inst. Shares	$86	$268	$466	$1,037
Adviser Shares	$117	$371	$650	$1,445

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Growth & Income Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.88%	[17]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Year	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	$ 1,084
Growth & Income Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.84%	[17]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Year	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	$ 1,037
Growth & Income Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.15%	[17]
1 Year	rr_ExpenseExampleYear01	$ 117
3 Year	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	650
10 Years	rr_ExpenseExampleYear10	$ 1,445
Growth and Tax Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA GROWTH AND TAX STRATEGY FUND (USBLX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Growth and Tax Strategy Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%(a)
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.61%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.61% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$61	$195	$340	$762

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Growth and Tax Strategy Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[4],[18]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Year	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	$ 762
Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA GROWTH FUND
Fund Shares (USAAX) and Institutional Shares (UIGRX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table found on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.65%(a)	0.65%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.27%	0.23%
Total Annual Fund Operating Expenses	0.92%(b)(c)	0.88%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.92% of the Fund's Shares and 0.88% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$94	$293	$509	$1,131
Inst. Shares	$90	$281	$488	$1,084

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Growth Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[4],[19]
1 Year	rr_ExpenseExampleYear01	$ 94
3 Year	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	$ 1,131
Growth Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[4],[19]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Year	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	$ 1,084
High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA HIGH INCOME FUND
Fund Shares (USHYX), Institutional Shares (UIHIX),
Adviser Shares (UHYOX), and R6 Shares (URHIX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA High Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Shareholder Fees Table on page 1 hereby is deleted in its entirety and replaced with the following:

Shareholder Fees
(fees paid directly from your investment)
Fund	Inst.	Adviser	R6
Shares	Shares	Shares	Shares
None	None	None	None

3.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.50%(a)	0.50%(a)	0.50%(a)	0.50%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.33%	0.23%	0.42%	0.42%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.00%
Total Annual Fund Operating Expenses	0.85%(b)(c)	0.75%(b)(c)	1.19%(b)(c)	0.92%(b)(c)
Fee Waiver/Reimbursement	N/A	N/A	(0.17%)	(0.27%)
Total Annual Fund Operating Expenses
after Reimbursement	0.85%(d)	0.75%(d)	1.02%(d)	0.65%(d)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(d)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.85% of the Fund Shares, 0.75% of the Institutional Shares, 1.02% of the Adviser Shares, and 0.65% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

4.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$87	$271	$471	$1,049
Inst. Shares	$77	$240	$417	$930
Adviser Shares	$104	$343	$621	$1,412
R6 Shares	$66	$238	$455	$1,080

5.     The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
High Income Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[4],[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.85%	[20]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Year	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	1,049
High Income Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[4],[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.75%	[20]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Year	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
High Income Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[4],[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.02%	[20]
1 Year	rr_ExpenseExampleYear01	$ 104
3 Year	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	1,412
High Income Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[4],[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.65%	[20]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Year	rr_ExpenseExampleYear03	238
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	$ 1,080
Income Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA INCOME STOCK FUND
Fund Shares (USISX), Institutional Shares (UIISX),
and R6 Shares (URISX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Income Stock Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.    The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	R6
	Shares	Shares	Shares
Management Fee	0.50%(a)	0.50%(a)	0.50%(a)
Distribution and/or Service (12b-1) Fee	None	None	None
Other Expenses	0.26%	0.22%	0.40%
Total Annual Fund Operating Expenses	0.76%	0.72%	0.90%
Fee Waiver/Reimbursement	N/A	N/A	(0.25%)
Total Annual Fund Operating Expenses after Reimbursement	0.76%(b)	0.72%(b)	0.65%(b)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.76% of the Fund Shares, 0.72% of the Institutional Shares, and 0.65% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$78	$243	$422	$942
Inst. Shares	$74	$230	$401	$894
R6 Shares	$66	$236	$448	$1,061

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Income Stock Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.76%	[21]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Year	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	$ 942
Income Stock Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.72%	[21]
1 Year	rr_ExpenseExampleYear01	$ 74
3 Year	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	$ 894
Income Stock Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.65%	[21]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Year	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	448
10 Years	rr_ExpenseExampleYear10	$ 1,061
Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA INCOME FUND
Fund Shares (USAIX), Institutional Shares (UIINX),
Adviser Shares (UINCX), and R6 Shares (URIFX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Income Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.24%(a)	0.24%(a)	0.24%(a)	0.24%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.28%	0.22%	0.28%	0.34%
Total Annual Fund Operating Expenses	0.52%(b)	0.46%(b)	0.77%(b)	0.58%(b)
Fee Waiver/Reimbursement	N/A	N/A	N/A	(0.19%)
Total Annual Fund Operating Expenses
after Reimbursement	0.52%(c)	0.46%(c)	0.77%(c)	0.39%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.52% of the Fund Shares, 0.46% of the Institutional Shares, 0.77% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table found on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$53	$167	$291	$653
Inst. Shares	$47	$148	$258	$579
Adviser Shares	$79	$246	$428	$954
R6 Shares	$40	$147	$285	$688

4.     The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Income Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.52%	[22]
1 Year	rr_ExpenseExampleYear01	$ 53
3 Year	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	$ 653
Income Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.46%	[22]
1 Year	rr_ExpenseExampleYear01	$ 47
3 Year	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	$ 579
Income Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.77%	[22]
1 Year	rr_ExpenseExampleYear01	$ 79
3 Year	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	$ 954
Income Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.39%	[22]
1 Year	rr_ExpenseExampleYear01	$ 40
3 Year	rr_ExpenseExampleYear03	147
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	$ 688
Intermediate-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA INTERMEDIATE-TERM BOND FUND
Fund Shares (USIBX), Institutional Shares (UIITX),
Adviser Shares (UITBX), and R6 Shares (URIBX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Intermediate-Term Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.30%(a)	0.30%(a)	0.30%(a)	0.30%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.29%	0.22%	0.32%	0.49%
Total Annual Fund Operating Expenses	0.59%(b)	0.52%(b)	0.87%(b)	0.79%(b)
Fee Waiver/Reimbursement	N/A	N/A	N/A	(0.40%)
Total Annual Fund Operating Expenses
after Reimbursement	0.59%(c)	0.52%(c)	0.87%(c)	0.39%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.59% of the Fund Shares, 0.52% of the Institutional Shares, 0.87% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$60	$189	$329	$738
Inst. Shares	$53	$167	$291	$653
Adviser Shares	$89	$278	$482	$1,073
R6 Shares	$40	$170	$358	$901

4.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Intermediate-Term Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.59%	[23]
1 Year	rr_ExpenseExampleYear01	$ 60
3 Year	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	$ 738
Intermediate-Term Bond Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.52%	[23]
1 Year	rr_ExpenseExampleYear01	$ 53
3 Year	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	291
10 Years	rr_ExpenseExampleYear10	$ 653
Intermediate-Term Bond Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.87%	[23]
1 Year	rr_ExpenseExampleYear01	$ 89
3 Year	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	$ 1,073
Intermediate-Term Bond Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.39%	[23]
1 Year	rr_ExpenseExampleYear01	$ 40
3 Year	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	358
10 Years	rr_ExpenseExampleYear10	$ 901
International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA INTERNATIONAL FUND
Fund Shares (USIFX), Institutional Shares (UIIFX),
Adviser Shares (UAIFX), and R6 Shares (URITX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA International Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.31%	0.24%	0.42%	0.60%
Total Annual Fund Operating Expenses	1.06%(b)	0.99%(b)	1.42%(b)	1.35%(b)
Fee Waiver/Reimbursement	N/A	N/A	(0.07%)	(0.50%)
Total Annual Fund Operating Expenses	1.06%(c)	0.99%(c)	1.35%(c)	0.85%(c)
after Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.06% of the Fund Shares, 0.99% of the Institutional Shares, 1.35% of the Adviser Shares, and 0.85% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$108	$337	$585	$1,294
Inst. Shares	$101	$315	$547	$1,213
Adviser Shares	$137	$435	$763	$1,690
R6 Shares	$87	$326	$641	$1,534

4.     The fifth and sixth sentences of the second paragraph under the section titled "Principal Risks" on page 3 hereby are deleted in their entirety and replaced with the following:

In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

5.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
International Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.06%	[24]
1 Year	rr_ExpenseExampleYear01	$ 108
3 Year	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	$ 1,294
International Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.99%	[24]
1 Year	rr_ExpenseExampleYear01	$ 101
3 Year	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	$ 1,213
International Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.35%	[24]
1 Year	rr_ExpenseExampleYear01	$ 137
3 Year	rr_ExpenseExampleYear03	435
5 Years	rr_ExpenseExampleYear05	763
10 Years	rr_ExpenseExampleYear10	$ 1,690
International Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.85%	[24]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Year	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	641
10 Years	rr_ExpenseExampleYear10	$ 1,534
Managed Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA MANAGED ALLOCATION FUND (UMAFX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Managed Allocation Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.60%(a)
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses	0.75%(b)(c)

(a)The expense information in the table has been restated to reflect current fees.

(b)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(c)Victory Capital Management Inc. (the "Adviser") has contractually agreed to reduce its management fee to 0.44 bps through June 30, 2021. In addition, the Adviser has agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.74% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the decrease in management fee and expense limitation agreement for the Fund are not continued beyond their expiration date.

1 Year	3 Year	5 Years	10 Years
$77	$240	$417	$930

4.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the decrease in management fee and expense limitation agreement for the Fund are not continued beyond their expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Managed Allocation Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[4]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[7],[25]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Year	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930
Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA MONEY MARKET FUND (USAXX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Money Market Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.24%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.62%(a)

(a)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.62% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$63	$199	$346	$774

4.     The fourth sentence in the fourth paragraph under the section titled "Principal Risks" on page 2 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Money Market Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[26]
1 Year	rr_ExpenseExampleYear01	$ 63
3 Year	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	$ 774
New York Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA NEW YORK BOND FUND
Fund Shares (USNYX) and Adviser Shares (UNYBX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA New York Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.37%(a)	0.37%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	0.65%(b)(c)	0.90%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.65% of the Fund Shares and 0.90% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$66	$208	$362	$810
Adviser Shares	$92	$287	$498	$1,108

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
New York Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[4],[27]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Year	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
New York Bond Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[4],[27]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Year	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	$ 1,108
Precious Metals and Minerals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA PRECIOUS METALS AND MINERALS FUND
Fund Shares (USAGX), Institutional Shares (UIPMX),
and Adviser Shares (UPMMX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Precious Metals and Minerals Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.52%	0.41%	0.34%
Total Annual Fund Operating Expenses	1.27%(b)	1.16%	1.34%(b)
Fee Waiver/Reimbursement	N/A	(0.16%)	N/A
Total Annual Fund Operating Expenses after	1.27%(c)	1.00%(c)	1.34%(c)
Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.27% of the Fund Shares, 1.00% of the Institutional Shares, and 1.34% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$129	$403	$697	$1,534
Inst. Shares	$102	$336	$607	$1,380
Adviser Shares	$136	$425	$734	$1,613

4.     The fifth sentence of the second paragraph under the section titled "Principal Risks" on page 3 hereby are deleted in their entirety and replaced with the following:

In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

5.     The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Precious Metals and Minerals Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.27%	[28]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 129
3 Year	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	$ 1,534
Precious Metals and Minerals Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.00%	[28]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Year	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	607
10 Years	rr_ExpenseExampleYear10	$ 1,380
Precious Metals and Minerals Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.34%	[28]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 136
3 Year	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	$ 1,613
Science & Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA SCIENCE & TECHNOLOGY FUND
Fund Shares (USSCX) and Adviser Shares (USTCX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Science & Technology Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.31%	0.34%
Total Annual Fund Operating Expenses	1.06%(b)(c)	1.34%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.06% of the Fund Shares and 1.34% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$108	$337	$585	$1,294
Adviser Shares	$136	$425	$734	$1,613

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Science & Technology Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[4],[29]
1 Year	rr_ExpenseExampleYear01	$ 108
3 Year	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	$ 1,294
Science & Technology Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[4],[29]
1 Year	rr_ExpenseExampleYear01	$ 136
3 Year	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	$ 1,613
Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA SHORT-TERM BOND FUND
Fund Shares (USSBX), Institutional Shares (UISBX),
Adviser Shares (UASBX), and R6 Shares (URSBX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Short-Term Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser	R6
	Shares	Shares	Shares	Shares
Management Fee	0.20%(a)	0.20%(a)	0.20%(a)	0.20%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%	None
Other Expenses	0.33%	0.23%	0.28%	0.44%
Total Annual Fund Operating Expenses	0.53%(b)	0.43%(b)	0.73%(b)	0.64%(b)
Fee Waiver/Reimbursement	N/A	N/A	N/A	(0.25%)
Total Annual Fund Operating Expenses	0.53%(c)	0.43%(c)	0.73%(c)	0.39%(c)
after Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.53% of the Fund Shares, 0.43% of the Institutional Shares, 0.73% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$54	$170	$296	$665
Inst. Shares	$44	$138	$241	$542
Adviser Shares	$75	$233	$406	$906
R6 Shares	$40	$153	$306	$750

4.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Short-Term Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.53%	[30]
1 Year	rr_ExpenseExampleYear01	$ 54
3 Year	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	$ 665
Short-Term Bond Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.43%	[30]
1 Year	rr_ExpenseExampleYear01	$ 44
3 Year	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	$ 542
Short-Term Bond Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.73%	[30]
1 Year	rr_ExpenseExampleYear01	$ 75
3 Year	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	$ 906
Short-Term Bond Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.39%	[30]
1 Year	rr_ExpenseExampleYear01	$ 40
3 Year	rr_ExpenseExampleYear03	153
5 Years	rr_ExpenseExampleYear05	306
10 Years	rr_ExpenseExampleYear10	$ 750
Small Cap Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA SMALL CAP STOCK FUND
Fund Shares (USCAX) and Institutional Shares (UISCX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Small Cap Stock Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.
	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None
Other Expenses	0.35%	0.23%
Total Annual Fund Operating Expenses after Reimbursement	1.10%(b)(c)	0.98%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.10% of the Fund Shares and 0.98% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$112	$350	$606	$1,340
Inst. Shares	$100	$312	$542	$1,201

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Small Cap Stock Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[4],[31],[32]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Year	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	$ 1,340
Small Cap Stock Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[4],[31],[32]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Year	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	$ 1,201
Target Managed Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TARGET MANAGED ALLOCATION FUND (UTMAX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Managed Allocation Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby amended as follows:

Is All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

1.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.65% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

2.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$86	$268	$466	$1,037

3.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Target Managed Allocation Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[7],[33]
1 Year	rr_ExpenseExampleYear01	$ 86
3 Year	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	$ 1,037
Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TARGET RETIREMENT INCOME FUND (URINX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, and USAA Target Retirement 2050 Fund, and a special shareholder meeting held on May 8, 2019, shareholders of the USAA Target Retirement 2060 Fund, (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Target Retirement Income Fund

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.65%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.07% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$66	$208	$362	$810

4. The last paragraph under the section titled "Principal Risks" on page 5 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Target Retirement Income Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[7],[34]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Year	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TARGET RETIREMENT 2020 FUND (URTNX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, and USAA Target Retirement 2050 Fund, and a special shareholder meeting held on May 8, 2019, shareholders of the USAA Target Retirement 2060 Fund, (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Target Retirement 2020 Fund

6.     The Annual Fund Operating Expenses Table on page 9 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.65%
Total Annual Fund Operating Expenses	0.69%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.04% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

7.     The Example Table on page 9 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$70	$221	$384	$859

8. The last paragraph under the section titled "Principal Risks" on page 13 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Target Retirement 2020 Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[7],[35]
1 Year	rr_ExpenseExampleYear01	$ 70
3 Year	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	$ 859
Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TARGET RETIREMENT 2030 FUND (URTRX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, and USAA Target Retirement 2050 Fund, and a special shareholder meeting held on May 8, 2019, shareholders of the USAA Target Retirement 2060 Fund, (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Target Retirement 2030 Fund

10.  The Annual Fund Operating Expenses Table on page 17 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.72%
Total Annual Fund Operating Expenses	0.75%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.03% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

11.  The Example Table on page 17 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$77	$240	$417	$930

12.  The last paragraph under the section titled "Principal Risks" on page 21 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Target Retirement 2030 Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[7],[36]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Year	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930
Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TARGET RETIREMENT 2040 FUND (URFRX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, and USAA Target Retirement 2050 Fund, and a special shareholder meeting held on May 8, 2019, shareholders of the USAA Target Retirement 2060 Fund, (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Target Retirement 2040 Fund

14.  The Annual Fund Operating Expenses Table on page 25 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	0.79%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.02% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

15.  The Example Table on page 25 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$81	$252	$439	$978

16. The last paragraph under the section titled "Principal Risks" on page 29 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Target Retirement 2040 Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[7],[37]
1 Year	rr_ExpenseExampleYear01	$ 81
3 Year	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	$ 978
Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TARGET RETIREMENT 2050 FUND (URFFX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, and USAA Target Retirement 2050 Fund, and a special shareholder meeting held on May 8, 2019, shareholders of the USAA Target Retirement 2060 Fund, (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Target Retirement 2050 Fund

18.  The Annual Fund Operating Expenses Table on page 33 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.79%
Total Annual Fund Operating Expenses	0.83%(a)(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.04% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

19.  The Example Table on page 33 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$85	$265	$460	$1,025

20. The last paragraph under the section titled "Principal Risks" on page 37 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Target Retirement 2050 Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[7],[35]
1 Year	rr_ExpenseExampleYear01	$ 85
3 Year	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	$ 1,025
Target Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TARGET RETIREMENT 2060 FUND (URSIX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUNDS' PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Target Retirement Income Fund, USAA Target Retirement 2020 Fund, USAA Target Retirement 2030 Fund, USAA Target Retirement 2040 Fund, and USAA Target Retirement 2050 Fund, and a special shareholder meeting held on May 8, 2019, shareholders of the USAA Target Retirement 2060 Fund, (the "Funds" or "each Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Target Retirement 2060 Fund

22.  The Annual Fund Operating Expenses Table on page 41 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.00%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses	1.01%(a)
Fee Waiver/Reimbursement	(0.13%)
Total Annual Fund Operating Expenses after Reimbursement	0.88%(b)

(a)The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

(b)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

23.  The Example Table on pages 41-42 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$90	$295	$532	$1,224

24. The last paragraph under the section titled "Principal Risks" on page 45 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Target Retirement 2060 Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[7]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.88%	[8]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Year	rr_ExpenseExampleYear03	295
5 Years	rr_ExpenseExampleYear05	532
10 Years	rr_ExpenseExampleYear10	$ 1,224
Tax Exempt Long-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TAX EXEMPT LONG-TERM FUND
Fund Shares (USTEX) and Adviser Shares (UTELX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Tax Exempt Long-Term Fund, USAA Tax Exempt Intermediate-Term Fund, USAA Tax Exempt Short-Term Fund, and USAA Tax Exempt Money Market Fund (the "Funds") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Funds are a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Funds' investment adviser and will begin managing the Funds. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Funds' respective investment objective or principal investment strategy. However, as a result of the new advisory agreement, the Funds' prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Tax Exempt Long-Term Fund

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.28%(a)	0.28%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.20%	0.46%
Total Annual Fund Operating Expenses	0.48%	0.99%
Fee Waiver/Reimbursement	N/A	(0.29%)
Total Annual Fund Operating Expenses after Reimbursement	0.48%(b)(c)	0.70%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares and 0.70% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$49	$154	$269	$604
Adviser Shares	$72	$256	$489	$1,159

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Tax Exempt Long-Term Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.48%	[4],[38]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Year	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	$ 604
Tax Exempt Long-Term Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.70%	[4],[38]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Year	rr_ExpenseExampleYear03	256
5 Years	rr_ExpenseExampleYear05	489
10 Years	rr_ExpenseExampleYear10	$ 1,159
Tax Exempt Intermediate-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
Fund Shares (USATX) and Adviser Shares (UTEIX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Tax Exempt Long-Term Fund, USAA Tax Exempt Intermediate-Term Fund, USAA Tax Exempt Short-Term Fund, and USAA Tax Exempt Money Market Fund (the "Funds") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Funds are a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Funds' investment adviser and will begin managing the Funds. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Funds' respective investment objective or principal investment strategy. However, as a result of the new advisory agreement, the Funds' prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Tax Exempt Intermediate-Term Fund

6.     The Annual Fund Operating Expenses Table on page 8 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.28%(a)	0.28%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.20%	0.31%
Total Annual Fund Operating Expenses	0.48%	0.84%
Fee Waiver/Reimbursement	N/A	(0.09%)
Total Annual Fund Operating Expenses after Reimbursement	0.48%(b)(c)	0.75%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares and 0.75% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

7.     The Example Table on page 9 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$49	$154	$269	$604
Adviser Shares	$77	$250	$448	$1,020

8. The last paragraph under the section titled "Principal Risks" on page 11 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Tax Exempt Intermediate-Term Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.48%	[4],[39]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Year	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	$ 604
Tax Exempt Intermediate-Term Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.75%	[4],[39]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Year	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	448
10 Years	rr_ExpenseExampleYear10	$ 1,020
Tax Exempt Short-Term Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TAX EXEMPT SHORT-TERM FUND
Fund Shares (USSTX)and Adviser Shares (UTESX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Tax Exempt Long-Term Fund, USAA Tax Exempt Intermediate-Term Fund, USAA Tax Exempt Short-Term Fund, and USAA Tax Exempt Money Market Fund (the "Funds") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Funds are a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Funds' investment adviser and will begin managing the Funds. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Funds' respective investment objective or principal investment strategy. However, as a result of the new advisory agreement, the Funds' prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Tax Exempt Short-Term Fund

10.   The Annual Fund Operating Expenses Table on page 15 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.28%(a)	0.28%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.23%	0.39%
Total Annual Fund Operating Expenses	0.51%	0.92%
Fee Waiver/Reimbursement	N/A	(0.17%)
Total Annual Fund Operating Expenses after Reimbursement	0.51%(b)(c)	0.75%(b)(c)

(a)Victory Capital Management Inc. (the "Adviser has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.51% of the Fund Shares and 0.75% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

11.   The Example Table on page 16 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.

	1 Year	3 Year	5 Years	10 Years
Fund Shares	$52	$164	$285	$640
Inst. Shares	$77	$258	$475	$1,099

12.   The last paragraph under the section titled "Principal Risks" on page 18 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Tax Exempt Short-Term Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%	[40]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.51%	[4],[41]
1 Year	rr_ExpenseExampleYear01	$ 52
3 Year	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	$ 640
Tax Exempt Short-Term Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.28%	[40]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.75%	[4],[41]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Year	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	475
10 Years	rr_ExpenseExampleYear10	$ 1,099
Tax Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TAX EXEMPT MONEY MARKET FUND (USEXX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Tax Exempt Long-Term Fund, USAA Tax Exempt Intermediate-Term Fund, USAA Tax Exempt Short-Term Fund, and USAA Tax Exempt Money Market Fund (the "Funds") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Funds are a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Funds' investment adviser and will begin managing the Funds. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Funds' respective investment objective or principal investment strategy. However, as a result of the new advisory agreement, the Funds' prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

USAA Tax Exempt Money Market Fund

15.   The following footnote (a) has been added to the Total Annual Fund Operating Expenses line in the Average Annual Total Returns table on page 23.

(a)     Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.56% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The Total Annual Fund Operating Expenses after Reimbursement shown above may differ from the stated expense limitation amount. This agreement may only be terminated by the Fund's Board of Trustees.

16.   The fourth sentence in the first paragraph under the section titled "Principal Risks" on page 24 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Treasury Money Market Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA TREASURY MONEY MARKET TRUST (UATXX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on May 8, 2019, shareholders of the USAA Treasury Money Market Trust (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.13%
Distribution and/or Service (12b-1) Fee	None
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.35%(a)

(a)Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.35% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 1 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
1 Year	3 Year	5 Years	10 Years
$36	$113	$197	$443

4.     The third sentence in the first paragraph under the section titled "Principal Risks" on page 2 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for the Fund is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Treasury Money Market Trust | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.13%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[42]
1 Year	rr_ExpenseExampleYear01	$ 36
3 Year	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	$ 443
Ultra Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA ULTRA SHORT-TERM BOND FUND
Fund Shares (UUSTX), Institutional Shares (UUSIX),
and R6 Shares (URUSX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED MAY 1, 2019

This supplement describes important changes affecting the USAA Mutual Funds. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Ultra Short-Term Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	R6
	Shares	Shares	Shares
Management Fee	0.24%(a)	0.24%(a)	0.24%(a)
Distribution and/or Service (12b-1) Fee	None	None	None
Other Expenses	0.36%	0.55%	0.45%
Total Annual Fund Operating Expenses	0.60%	0.79%(b)	0.69%
Fee Waiver/Reimbursement	N/A	(0.24%)	(0.30%)
Total Annual Fund Operating Expenses
after Reimbursement	0.60%(c)	0.55%(c)	0.39%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.60% of the Fund Shares, 0.55% of the Institutional Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$61	$192	$335	$750
Inst. Shares	$56	$203	$390	$932
R6 Shares	$40	$159	$323	$800

4.     The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Ultra Short-Term Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.60%	[43]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Year	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	$ 750
Ultra Short-Term Bond Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.55%	[43]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 56
3 Year	rr_ExpenseExampleYear03	203
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	$ 932
Ultra Short-Term Bond Fund | R6 Share
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.39%	[43]
1 Year	rr_ExpenseExampleYear01	$ 40
3 Year	rr_ExpenseExampleYear03	159
5 Years	rr_ExpenseExampleYear05	323
10 Years	rr_ExpenseExampleYear10	$ 800
Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA VALUE FUND
Fund Shares (UVALX), Institutional Shares (UIVAX),
and Adviser Shares (UAVAX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED DECEMBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since December 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Value Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.65%(a)	0.65%(a)	0.65%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.31%	0.23%	0.37%
Total Annual Fund Operating Expenses	0.96%(b)	0.88%(b)	1.27%(b)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.96% of the Fund Shares, 0.88% of the Institutional Shares, and 1.27% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$98	$306	$531	$1,178
Inst. Shares	$90	$281	$488	$1,084
Adviser Shares	$129	$403	$697	$1,534

4. The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Value Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[44]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[45]
1 Year	rr_ExpenseExampleYear01	$ 98
3 Year	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	$ 1,178
Value Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[44]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[45]
1 Year	rr_ExpenseExampleYear01	$ 90
3 Year	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	$ 1,084
Value Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%	[44]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[45]
1 Year	rr_ExpenseExampleYear01	$ 129
3 Year	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	$ 1,534
Virginia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA VIRGINIA BOND FUND
Fund Shares (USVAX) and Adviser Shares (UVABX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED AUGUST 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since August 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA Virginia Bond Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Adviser
	Shares	Shares
Management Fee	0.32%(a)	0.32%(a)
Distribution and/or Service (12b-1) Fee	None	0.25%
Other Expenses	0.22%	0.25%
Total Annual Fund Operating Expenses	0.54%(b)	0.82%(b)
Fee Waiver/Reimbursement	N/A	(0.02%)
Total Annual Fund Operating Expenses after Reimbursement	0.54%(c)	0.80%(c)

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.54% of the Fund Shares and 0.80% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$55	$173	$302	$677
Adviser Shares	$82	$258	$451	$1,010

4. The last paragraph under the section titled "Principal Risks" on page 4 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
Virginia Bond Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.54%	[46]
1 Year	rr_ExpenseExampleYear01	$ 55
3 Year	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	$ 677
Virginia Bond Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.32%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.80%	[46]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Year	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	$ 1,010
World Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
USAA WORLD GROWTH FUND
Fund Shares (USAWX), Institutional Shares (UIWGX),
and Adviser Shares (USWGX)
SUPPLEMENT DATED JULY 1, 2019
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2018

This supplement describes important changes affecting the USAA Mutual Funds and supersedes all other supplements filed since October 1, 2018. Please review this important information carefully. At a special shareholder meeting held on April 18, 2019, shareholders of the USAA World Growth Fund (the "Fund") approved a new investment advisory agreement between USAA Mutual Funds Trust, of which the Fund is a series, and Victory Capital Management Inc. ("Victory Capital"). Effective July 1, 2019, Victory Capital will replace USAA Asset Management Company ("AMCO") as the Fund's investment adviser and will begin managing the Fund. In addition, the transfer of certain affiliated services and related agreements, including administrative, distribution, and other related services agreements currently provided by AMCO or an affiliate of AMCO will transition to Victory Capital or an affiliate of Victory Capital. Effective immediately, references to Adviser and AMCO throughout the Prospectus shall refer to Victory Capital.

There are no material changes to the Fund's investment objective or principal investment strategy. However, as a result of the new agreements, the Fund's prospectus hereby is amended as follows:

1.     All references to the telephone numbers (800) 531-USAA (8722) or (210) 531-8722 listed throughout the Fund's prospectus hereby are deleted and replaced with the following telephone number: (800) 235-8396.

2.     The Annual Fund Operating Expenses Table on page 1 hereby is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Fund	Inst.	Adviser
	Shares	Shares	Shares
Management Fee	0.75%(a)	0.75%(a)	0.75%(a)
Distribution and/or Service (12b-1) Fee	None	None	0.25%
Other Expenses	0.34%	0.35%	0.43%
Total Annual Fund Operating Expenses	1.09%(b)	1.10%	1.43%
Fee Waiver/Reimbursement	N/A	(0.10%)	(0.08%)
Total Annual Fund Operating Expenses after	1.09%(c)	1.00%(c)	1.35%(c)
Reimbursement

(a)Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.

(b)The expense information in the table has been restated to reflect current fees.

(c)The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.09% of the Fund Shares, 1.00% of the Institutional Shares, and 1.35% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.

3.     The Example Table on page 2 hereby is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
	1 Year	3 Year	5 Years	10 Years
Fund Shares	$111	$347	$601	$1,329
Inst. Shares	$102	$329	$586	$1,322
Adviser Shares	$137	$436	$766	$1,699

4.     The fifth and sixth sentences of the second paragraph under the section titled "Principal Risks" on page 3 hereby are deleted in their entirety and replaced with the following:

In addition, to the extent the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

5.     The last paragraph under the section titled "Principal Risks" on page 3 hereby is deleted in its entirety and replaced with the following:

		An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2021
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3)you redeem all of your shares at the end of the periods shown, and (4) the expense limitation agreement for each class of shares is not continued beyond its expiration date.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 235-8396
World Growth Fund | Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[4]
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.09%	[47]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 111
3 Year	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	$ 1,329
World Growth Fund | Inst. Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.00%	[47]
1 Year	rr_ExpenseExampleYear01	$ 102
3 Year	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	586
10 Years	rr_ExpenseExampleYear10	$ 1,322
World Growth Fund | Adviser Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	1.35%	[47]
1 Year	rr_ExpenseExampleYear01	$ 137
3 Year	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	$ 1,699

[1]	Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.75% of the Fund's Shares and 0.70% Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.54% of the Fund's Shares and 0.80% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[4]	The expense information in the table has been restated to reflect current fees.
[5]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.12% of the Fund Shares and 1.10% Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a)the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[6]	The Fund has selected the MSCI ACWI Index as the Fund's principal benchmark index in replacement of the MSCI World Index because it believes the MSCI ACWI Index is more representative of the Fund's investment universe.
[7]	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[8]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[9]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.90% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[10]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 1.00% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[11]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.98% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[12]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 1.10% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[13]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.48% of the Fund Shares, 1.29% of the Institutional Shares, and 1.75% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[14]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.00% of the Fund Shares and 0.90% of the Institutional Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[15]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.90% of the Fund's Shares and 0.70% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's managing fee. This agreement may only be terminated by the Fund's Board of Trustees.
[16]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares, 0.39% of the Institutional Shares, 0.75% of the Adviser Shares, and 0.35% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[17]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.88% of the Fund Shares, 0.84% of the Institutional Shares, and 1.15% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[18]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.61% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[19]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.92% of the Fund's Shares and 0.88% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[20]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.85% of the Fund Shares, 0.75% of the Institutional Shares, 1.02% of the Adviser Shares, and 0.65% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[21]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.76% of the Fund Shares, 0.72% of the Institutional Shares, and 0.65% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[22]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.52% of the Fund Shares, 0.46% of the Institutional Shares, 0.77% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[23]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.59% of the Fund Shares, 0.52% of the Institutional Shares, 0.87% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[24]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.06% of the Fund Shares, 0.99% of the Institutional Shares, 1.35% of the Adviser Shares, and 0.85% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[25]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to reduce its management fee to 0.44 bps through June 30, 2021. In addition, the Adviser has agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.74% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[26]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.62% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[27]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.65% of the Fund Shares and 0.90% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[28]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.27% of the Fund Shares, 1.00% of the Institutional Shares, and 1.34% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[29]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.06% of the Fund Shares and 1.34% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[30]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.53% of the Fund Shares, 0.43% of the Institutional Shares, 0.73% of the Adviser Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b)the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[31]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.10% of the Fund Shares and 0.98% of the Institutional Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[32]	after Reimbursement
[33]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.65% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[34]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.07% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[35]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.04% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[36]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.03% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[37]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as acquired fund fees and expenses, interest, taxes, and brokerage commissions) do not exceed 0.02% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[38]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares and 0.70% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[39]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.48% of the Fund Shares and 0.75% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[40]	Victory Capital Management Inc. (the "Adviser has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory Capital from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.
[41]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.51% of the Fund Shares and 0.75% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[42]	Victory Capital Management Inc. (the "Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.35% of the Fund through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.
[43]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.60% of the Fund Shares, 0.55% of the Institutional Shares, and 0.39% of the R6 Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[44]	Victory Capital Management Inc. (the "Adviser") has agreed that no performance adjustment (positive or negative) will be made to the amount payable to Victory from July 1, 2019, through June 30, 2020. Thereafter, the management fee may fluctuate based on the Fund's performance relative to a securities market index. See Fund Management section for a description of the performance adjustment.
[45]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.96% of the Fund Shares, 0.88% of the Institutional Shares, and 1.27% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[46]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.54% of the Fund Shares and 0.80% of the Adviser Shares through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.
[47]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.09% of the Fund Shares, 1.00% of the Institutional Shares, and 1.35% of the Adviser Shares, through at least June 30, 2021. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund's management fee. This agreement may only be terminated by the Fund's Board of Trustees.